Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – SUBSEQUENT EVENTS

On April 12, 2018, the Company entered into an engagement agreement with Tellson Securities, Inc. F/K/A 41 North Securities (“Tellson”) whereby Tellson was hired to raise $5 million in preferred equity for the Company to make acquisitions and expand operations and at the appropriate time to assist the Company for up-listings to a recognized exchange like the NASDAQ Market.

On April 27, 2018 the Company entered into a Securities Purchase Agreement with Auctus Fund, LLC (“Auctus”) whereby the Company issued to a 9% Convertible Note (“Note”) to Auctus n the principal amount of $100,000 and a maturity date of April 25, 2019. The conversion price of the Note is $.05 per share, provided, however, that on or after the earlier of an event of default or 181 days after issuance date, the conversion price shall equal the lesser of (i) $0.05 per share, (ii) the lowest trading price during the previous twenty days ending on the last trading day prior to the date of the note, and (iii) 60% of the lowest trading price of the Common stock for the twenty prior trading days prior to the conversion date. The holder can convert the Note, at any time, after issuance until the maturity date or the date payment of the default amount. The Company was to issue 700,000 of its common shares as a commitment/collateral fee. As of the date of the filing this report, the shares have not been issued.

On May 1, 2018, the Company completed the acquisition of E-motion Apparel, Inc. (“EAI”) a California corporation, pursuant to a Share Exchange Agreement whereby the Company exchanged 1 million of its common shares for 100% of the equity of EAI in a third-party transaction. EAI owns five microbrands which were included in this transaction which target specific niche markets: Lexi-Luu Dancewear, Punkz Gear, Cleo VII, Skipjack Dive & Dance Wear and Emotion Apparel.

NOTE 13—SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2017 and through the date of this filing in accordance with FASB ASC 855, “Subsequent Events”. The Company determined that it does have a material subsequent events to disclose as follows;

Subsequent Events:

On January 10, 2018, LG funded their “back end note” which is the second half commitment from the agreements that the Company executed with LG on December 8, 2017. Therefore, the Company received net funds of $75,000.

On January 11, 2018, Cerberus funded their “back end note” which is the second half commitment from the agreements that the Company executed with Cerberus on December 8, 2017. Therefore, the Company received net funds of $ 75,000.

On January 31, 2018, the Company sold 203,000 shares of Series B Preferred Stock to Geneva Roth Remark Holdings, Inc. (“Geneva”) in exchange for $203,000 before fees.

On March 16, 2018, the Company entered into a $50,000 Funding Agreement with Eagle Equities, LLC. This is the first portion of the agreement, which provides for a ‘back end note” of equal amount.

On March 19, 2018, the Company entered into a $50,000 Funding Agreement with Adar Bays Capital, LLC. This is the first portion of the agreement, which provides for a “back end note” of equal amount.

On March 20, 2018, Geneva agreed to purchase an additional 63,000 Series B Preferred shares for $63,000 under the same terms as the initial purchase on January 31, 2018.

12 ReTech Corporation Debt Schedule as of March 31, 2018

Lender or Lessor	Date of Issuance	Initial Principal Amount	Funds Advanced (Received by Company)	Expenses Associated with Debt (excludes OID)	Balance Amount @ 20180331	Interest Rate	Conversion Date (if applicable)	Maturity Date	Monthly Payment, if applicable	Secured? If so, describe security interests (for leases list leased item)	Convertible? If so, describe the structure	Contingencies? If so, describe the terms	Partially or Fully Guaranteed by Another Entity? If so, specify	Other Relevant Information
LG Capital	20180108	$92,646.00	$75,000.00	$4,411.75	$100,984.14	9% / 24% default	On Default	20180708	None Required	No	On Default/ 25%		No	Convertible Upon Default
Cerberus	20180108	$92,646.00	$75,000.00	$4,411.75	$100,984.14	9% / 24% default	On Default	20180708	None Required	No	On Default / 25%		No	Convertible Upon Default
Geneva Roth Remark Holdings	20180129	N/A	$200,000.00	$3,000.00	N/A	12% / 22% default	20180728	None	None Required	No	Lesser of 35% or $0.20		No	Preferred Equity - Series B Preferred - 203,000
Eagle Equities	20180315	$50,000.00	$47,500.00	$2,500.00	$52,776.16	12%	20180911	None	None Required	No	40% discount		No	Convertible Promissory Note
Adar Bay	20180315	$50,000.00	$47,500.00	$2,500.00	$52,776.16	12%	20180911	None	None Required	No	40% discount		No	Convertible Promissory Note
Geneva Roth Remark Holdings	20180315	N/A	$60,000.00	$3,000.00	N/A	12% / 22% default	20180911	None	None Required	No	Lesser of 35% or $0.20		No	Preferred Equity - Series B Preferred - 63,000

On March 14, 2018 the company entered into a Securities Purchase Agreement with EMA Financial whereby the Company issued to a 9% Convertible Note (“Note”) to EMA Financial, LLC (“EMA”) in the principal amount of $100,000. The Company shall net $89,000. The conversion price of the Note is $0.05 provided however, if certain conditions are triggered the conversion price shall equal the lower of: (i) the closing sale price of the Common Stock on the Principal Market on the Trading Day immediately preceding the Closing Date, and (ii) 60% of either the lowest sale price for the Common Stock on the Principal Market during the twenty (20) consecutive Trading Days including and immediately preceding the Conversion Date, or the closing bid price, whichever is lower. The Note shall be redeemed at 150% of outstanding principal and interest.

On March 30, 2018, the Company entered into an amendment to the note with SBI Investments affecting the September 15, 2017 $200,000 tranche that was now eligible for conversion at a discount to market. The Company agreed to pay $25,000 to SBI for each 30-day extension. The extension amount is automatically added to the face value of the note after each 30-day period. Management determined that this extension was in the best interest of shareholders allowing the Company to defer cash payment until more substantial funds were available and/or to delay conversion. SBI has agreed to a minimum of a 3-month extension under these same terms and has indicated a willingness to extend even beyond that due date.

On April 12, 2018 and subsequent to the year ended December 31, 2017, the Company entered into an engagement agreement with Tellson Securities, Inc. F/K/A 41 North Securities (“Tellson”) whereby Tellson was hired to raise $5 million in preferred equity for the Company to make acquisitions and expand operations and at the appropriate time to assist the Company for up-listings to a recognized exchange like the NASDAQ Market.